Reverse Stock Split	12 Months Ended
Dec. 31, 2016
Reverse Stock Split [Abstract]
Reverse Stock Split

Note 29 — Reverse Stock Split

The Company has requested that its stockholders authorize an amendment to its Restated Articles of Incorporation with the Secretary of State of the State of Nevada to effect a reverse stock split of the Company’s outstanding common stock, par value $0.001, at a ratio between 1-for-5 and 1-for-60, to be determined at the discretion of the Company’s Board of Directors for the purpose of complying with NASDAQ Listing Rule 5550(a)(2). The Board of Directors have assumed a 1-for-30 ratio for the reverse stock split, which is being effected in order to comply with the continued listing requirements of the NASDAQ Capital Market.